Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Net of funds available to be withdrawn from trust for working capital purposes	$ 750,000
Federal depository insurance coverage	250,000	$ 250,000
Interest income earned on trust account	$ 7,184,341	$ 6,187,823
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	34,447,737	33,427,182
Net Income Attributable To Common Stockholders Basic And Diluted	$ 5,100,000	$ 5,400,000
Interest income earned on trust account	$ 7,200,000	$ 6,200,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Securities excluded from the calculation of basic loss per ordinary share	17,433,334	17,433,334
Cayman Islands Tax Information Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Accrued for interest and penalties	$ 0	$ 0